Fair Value - Schedule of Transfers between Level 1 and Level II for Financial Assets and Liabilities Recorded at Fair Value on Recurring Basis (Detail) - Recurring fair value measurement [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II	€ 0	€ 367
Transfers Level II to Level I	0	265
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II	0	356
Transfers Level II to Level I	0	261
Financial assets at fair value through other comprehensive income, category [member] | Debt securities [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II	0	308
Transfers Level II to Level I	0	261
Financial assets at fair value through other comprehensive income, category [member] | Money markets and other short term instruments [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II	0	48
Transfers Level II to Level I	0	0
Financial assets at fair value through profit or loss [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II	0	11
Transfers Level II to Level I	0	4
Financial assets at fair value through profit or loss [member] | Debt securities [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II	0	11
Transfers Level II to Level I	€ 0	€ 4